Provisions - Summary of Provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [abstract]
Beginning balance	€ 320	€ 210
Additional provisions	42	231
Disposals	(60)	(94)
Unused amounts reversed through the income statement	(3)	(1)
Used during the year	(90)	(34)
Net exchange differences	5	8
Ending balance	214	320
Current	137	275
Non-current	€ 77	€ 45